Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 53	$ 66
Total debt	7,379	9,339	$ 9,365	$ 9,311
Long term borrowings	7,306	9,160
Premiums, fees and issuance costs paid	142	98	63
Issuance costs of new debt	37	38	24
Proportional fees and issuance costs related to the extinguished debt instruments	99	60	39
Financial expense [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for debt issue costs	27	19	$ 1
Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit outstanding amount	1,500
Two Thousand Twenty One Pesos Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit remaining amount	$ 255
Two Thousand seventeen Facilities Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit outstanding amount		$ 2,420
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	6.00%	7.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	94.00%	93.00%
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 5,357	$ 6,511